Document and Entity Information	May 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001502377
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Registrant Name	CONTANGO ORE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35770
Entity Tax Identification Number	27-3431051
Entity Address, Address Line One	516 2nd Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Fairbanks
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99701
City Area Code	(907)
Local Phone Number	888-4273
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false